Label	Element	Value
Carillon Eagle Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON EAGLE SMALL CAP GROWTH FUND | 3.1. 2 0 2 4
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund” or the “fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Small Cap Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 96 of the fund’s Prospectus and on page 59 of the fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 96 of the fund’s Prospectus and on page 59 of the fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your costs would be the same whether you sold your shares or continued to hold them at the end of the period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	During normal market conditions, the Small Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of small-capitalization companies. The fund’s portfolio managers consider small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12‑month period (approximately $17.4 billion during the 12‑month period ended December 31, 2023). The fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.
When making their investment decisions, the portfolio managers generally focus on investing in the dividend paying equity securities, generally common stock, of companies that the portfolio managers believe have accelerating earnings growth rates, reasonable valuations (typically with a price‑to‑earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. Although the portfolio managers generally do not emphasize investment in any particular investment sector or industry, the fund may invest a significant portion of its assets in the securities of companies in the health care, information technology and industrials sectors at any given time. The fund may also purchase, or obtain exposure to, securities in initial public offerings (“IPOs”). The fund will sell securities when they no longer meet the portfolio managers’ investment criteria. The fund also may hold securities of mid‑capitalization companies.
The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month‑end, please visit our website at rjinvestmentmanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	rjinvestmentmanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During 10 year period (Class I shares):

	Return	Quarter Ended

Best Quarter	28.50%	June 30, 2020

Worst Quarter	(23.85)%	March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2023): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Class I only and after‑tax returns for Class A, Class C and Class R‑6 will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After‑tax returns are shown for Class I only and after‑tax returns for Class A, Class C and Class R‑6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Carillon Eagle Small Cap Growth Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The greatest risk of investing in the fund is that you could lose money.
Carillon Eagle Small Cap Growth Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Carillon Eagle Small Cap Growth Fund | Small cap company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Small‑cap company risk arises because small‑cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies;

Carillon Eagle Small Cap Growth Fund | Growth stock risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Growth stock risk is the risk of a growth company not providing an expected earnings increase or dividend yield. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. If a growth investment style shifts out of favor based on market conditions and investor sentiment, the fund could underperform funds that use a value or other non‑growth approach to investing or have a broader investment style;

Carillon Eagle Small Cap Growth Fund | Equity securities are subject to market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Equity securities are subject to market risk. In general, the values of stocks and other equity securities fluctuate, sometimes widely, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The fund may invest in the following equity securities, which may expose the fund to the following additional risks:

Common stocks. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;
Dividend-Paying Stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market;

Carillon Eagle Small Cap Growth Fund | Initial public offerings risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Initial public offerings risk arises because the market value of shares sold in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer;

Carillon Eagle Small Cap Growth Fund | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent market events risk includes risks arising from current and recent circumstances impacting markets. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the fund may be increased.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.
In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.
Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the fund and its investments or operations could be negatively impacted.
Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the fund to operate, which may impact performance.
Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change;

Carillon Eagle Small Cap Growth Fund | Mid cap company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Mid‑cap company risk arises because mid‑cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;

Carillon Eagle Small Cap Growth Fund | Sector risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Sector risk is the risk associated with the fund holding a core portfolio of stocks invested in similar businesses, all of which could be affected by similar economic or market conditions. As the fund’s portfolio changes over time, the fund’s exposure to a particular sector may become higher or lower.

The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. Issuers in the health care sector include issuers with their principal activities in the biotechnology industry, which has additional risks. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and, accordingly, can be significantly affected if one or more of its products becomes obsolete or proves unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, federal agencies, state and local governments, and non-U.S. regulatory authorities;
Industrials sector risk is the risk that companies in the industrials sector may be adversely affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. In addition, companies in the industrials sector may be adversely affected by liability for environmental damages, product liability claims and exchange rates. The products of companies in the industrials sector also may face product obsolescence due to rapid technological developments and frequent new product introduction. The industrials sector includes companies engaged in the construction, engineering, machinery, energy services, transportation, professional services, and aerospace and defense industries.
Information technology sector risk is the risk that products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. These companies may be smaller or newer and may have limited product lines, markets, financial resources or personnel.
Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector also may be subject to increased government scrutiny or adverse government regulatory action. Additionally, companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies. The market prices of information technology-related securities tend to exhibit a greater degree of interest rate risk and market risk and may experience sharper price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices; and

Carillon Eagle Small Cap Growth Fund | Securities lending risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund’s ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially.

Carillon Eagle Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Year 1	rr_ExpenseExampleYear01	$ 590
Year 3	rr_ExpenseExampleYear03	832
Year 5	rr_ExpenseExampleYear05	1,093
Year 10	rr_ExpenseExampleYear10	1,839
Year 1	rr_ExpenseExampleNoRedemptionYear01	590
Year 3	rr_ExpenseExampleNoRedemptionYear03	832
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,093
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,839
1-yr	rr_AverageAnnualReturnYear01	8.51%
5-yr	rr_AverageAnnualReturnYear05	6.66%
10-yr	rr_AverageAnnualReturnYear10	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 1993
Carillon Eagle Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Year 1	rr_ExpenseExampleYear01	$ 291
Year 3	rr_ExpenseExampleYear03	591
Year 5	rr_ExpenseExampleYear05	1,016
Year 10	rr_ExpenseExampleYear10	2,201
Year 1	rr_ExpenseExampleNoRedemptionYear01	291
Year 3	rr_ExpenseExampleNoRedemptionYear03	591
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,016
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,201
1-yr	rr_AverageAnnualReturnYear01	13.01%
5-yr	rr_AverageAnnualReturnYear05	6.92%
10-yr	rr_AverageAnnualReturnYear10	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 1995
Carillon Eagle Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Year 1	rr_ExpenseExampleYear01	$ 91
Year 3	rr_ExpenseExampleYear03	284
Year 5	rr_ExpenseExampleYear05	493
Year 10	rr_ExpenseExampleYear10	1,096
Year 1	rr_ExpenseExampleNoRedemptionYear01	91
Year 3	rr_ExpenseExampleNoRedemptionYear03	284
Year 5	rr_ExpenseExampleNoRedemptionYear05	493
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,096
2014	rr_AnnualReturn2014	5.43%
2015	rr_AnnualReturn2015	(0.50%)
2016	rr_AnnualReturn2016	10.28%
2017	rr_AnnualReturn2017	23.28%
2018	rr_AnnualReturn2018	(10.17%)
2019	rr_AnnualReturn2019	25.76%
2020	rr_AnnualReturn2020	37.61%
2021	rr_AnnualReturn2021	1.72%
2022	rr_AnnualReturn2022	(26.86%)
2023	rr_AnnualReturn2023	14.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.85%)
1-yr	rr_AverageAnnualReturnYear01	14.24%
5-yr	rr_AverageAnnualReturnYear05	8.02%
10-yr	rr_AverageAnnualReturnYear10	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2006
Carillon Eagle Small Cap Growth Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Year 1	rr_ExpenseExampleYear01	$ 80
Year 3	rr_ExpenseExampleYear03	249
Year 5	rr_ExpenseExampleYear05	433
Year 10	rr_ExpenseExampleYear10	966
Year 1	rr_ExpenseExampleNoRedemptionYear01	80
Year 3	rr_ExpenseExampleNoRedemptionYear03	249
Year 5	rr_ExpenseExampleNoRedemptionYear05	433
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 966
1-yr	rr_AverageAnnualReturnYear01	14.36%
5-yr	rr_AverageAnnualReturnYear05	8.14%
10-yr	rr_AverageAnnualReturnYear10	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2011
Carillon Eagle Small Cap Growth Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	11.90%
5-yr	rr_AverageAnnualReturnYear05	3.85%
10-yr	rr_AverageAnnualReturnYear10	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2006
Carillon Eagle Small Cap Growth Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	10.08%
5-yr	rr_AverageAnnualReturnYear05	6.41%
10-yr	rr_AverageAnnualReturnYear10	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2006
Carillon Eagle Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	18.66%
5-yr	rr_AverageAnnualReturnYear05	9.22%
10-yr	rr_AverageAnnualReturnYear10	7.16%

[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.